Schedule of Investments (unaudited)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Belgium — 0.1%
Argenx SE(a)	13,307	$4,919,283

Brazil — 0.1%
Telefonica Brasil SA	482,566	3,979,338

Canada — 0.8%
CGI Inc.(a)	191,938	18,953,693
Descartes Systems Group Inc. (The)(a)	99,496	9,187,840
Thomson Reuters Corp.	22,155	3,812,490
		31,954,023
China — 7.1%
Agricultural Bank of China Ltd., Class A	5,966,199	3,604,008
Agricultural Bank of China Ltd., Class H	32,403,406	13,584,499
Anhui Gujing Distillery Co. Ltd., Class B	134,500	2,089,650
Bank of China Ltd., Class H	71,055,638	33,683,402
Bank of Communications Co. Ltd., Class A	2,750,800	2,668,533
Bank of Communications Co. Ltd., Class H	10,224,000	7,716,677
Beijing-Shanghai High Speed Railway Co. Ltd.,
Class A	3,604,300	2,512,952
Brilliance China Automotive Holdings Ltd.	3,758,000	2,966,128
BYD Co.Ltd., Class A	127,100	3,999,262
BYD Electronic International Co. Ltd.	721,000	3,131,992
CGN Power Co. Ltd., Class H(b)	12,387,000	4,746,704
China CITIC Bank Corp. Ltd., Class H	10,430,000	6,379,106
China Coal Energy Co. Ltd., Class H	2,398,000	3,024,760
China Construction Bank Corp., Class H	20,877,000	14,816,909
China Merchants Port Holdings Co. Ltd.	1,472,000	2,096,571
China Minsheng Banking Corp. Ltd., Class H	7,774,500	2,945,037
China Power International Development Ltd.	4,696,370	2,209,943
China Resources Power Holdings Co. Ltd.	1,015,423	2,876,019
China Shenhua Energy Co. Ltd., Class A	512,800	2,987,109
China Shenhua Energy Co. Ltd., Class H	3,375,000	16,396,640
China Tower Corp. Ltd., Class H(b)	51,923,642	6,131,211
China Yangtze Power Co. Ltd., Class A	1,714,800	6,280,999
Chow Tai Fook Jewellery Group Ltd.(c)	2,339,688	3,014,475
CITIC Securities Co. Ltd., Class A	811,508	2,083,103
COSCO Shipping Holdings Co. Ltd., Class H	3,363,500	5,632,350
Fuyao Glass Industry Group Co. Ltd., Class H(b)	674,316	3,815,959
Haitian International Holdings Ltd.	746,000	2,288,118
Industrial & Commercial Bank of China Ltd., Class A	4,408,751	3,294,159
Industrial & Commercial Bank of China Ltd., Class H	43,705,000	24,760,522
Industrial Bank Co. Ltd., Class A	1,455,900	3,584,599
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,240,900	2,283,256
Kunlun Energy Co. Ltd.	4,552,000	4,747,486
Kweichow Moutai Co. Ltd., Class A	18,700	4,242,121
Legend Biotech Corp., ADR(a)	70,327	2,813,783
Lenovo Group Ltd.	2,868,000	4,131,378
Luxshare Precision Industry Co. Ltd., Class A	542,500	2,376,266
Luzhou Laojiao Co. Ltd., Class A	69,300	1,662,755
Muyuan Foods Co. Ltd., Class A	403,220	2,614,584
Nongfu Spring Co. Ltd., Class H(b)	1,282,400	6,828,236
People’s Insurance Co. Group of China Ltd. (The),
Class H	10,220,867	3,562,164
PetroChina Co. Ltd., Class H	21,994,000	22,551,730
PICC Property & Casualty Co. Ltd., Class H	8,058,000	10,500,935
Ping An Bank Co. Ltd., Class A	1,427,800	2,181,744
Pop Mart International Group Ltd.(b)	469,035	2,225,103
Postal Savings Bank of China Co. Ltd., Class H(b)	9,302,856	5,265,806
Shaanxi Coal Industry Co. Ltd., Class A	679,400	2,434,277
Shanghai Pudong Development Bank Co. Ltd.,
Class A	2,184,200	2,507,377
Security	Shares	Value

China (continued)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.,
Class A	85,900	$3,428,591
Sinopharm Group Co. Ltd., Class H	777,200	2,115,014
Wanhua Chemical Group Co. Ltd., Class A	230,300	2,773,380
Want Want China Holdings Ltd.	5,534,040	3,332,992
Xiaomi Corp., Class B(a)(b)	3,997,400	8,950,767
ZTO Express Cayman Inc., ADR	103,029	2,348,031
		301,199,172
Finland — 0.3%
Elisa OYJ	166,134	7,741,115
Sampo OYJ, Class A	120,707	5,165,577
		12,906,692
France — 0.7%
Bollore SE	832,125	5,604,519
Orange SA	2,174,910	25,395,691
		31,000,210
Germany — 0.9%
Deutsche Telekom AG, Registered	1,453,124	35,331,691
SAP SE	24,392	4,448,084
		39,779,775
Greece — 0.1%
Hellenic Telecommunications Organization SA	186,359	2,723,267

Hong Kong — 1.3%
BOC Hong Kong Holdings Ltd.	1,419,500	4,462,051
CLP Holdings Ltd.	1,315,254	10,421,495
Hang Seng Bank Ltd.	680,600	9,483,065
HKT Trust & HKT Ltd., Class SS	4,427,000	5,159,217
Hong Kong & China Gas Co. Ltd.	9,477,579	7,373,923
Jardine Matheson Holdings Ltd.	184,100	6,784,900
MTR Corp. Ltd.	1,648,000	5,600,033
Power Assets Holdings Ltd.	1,157,500	6,426,830
		55,711,514
India — 5.6%
Adani Enterprises Ltd.	57,083	2,332,900
Adani Green Energy Ltd.(a)	95,709	2,188,134
Adani Power Ltd.(a)	820,454	7,428,895
Asian Paints Ltd.	376,507	13,021,155
Bajaj Auto Ltd.	59,431	6,472,689
Bajaj Holdings & Investment Ltd.	26,098	2,488,071
Bharat Petroleum Corp. Ltd.	332,422	2,501,839
Bharti Airtel Ltd.	1,310,180	21,574,537
Cipla Ltd.	165,724	2,878,785
Divi’s Laboratories Ltd.	108,058	5,582,179
Dr. Reddy’s Laboratories Ltd.	53,042	3,684,545
Eicher Motors Ltd.	157,912	8,963,095
Havells India Ltd.	137,854	3,149,594
HCL Technologies Ltd.	1,011,729	16,084,375
Indian Hotels Co. Ltd., Class A	858,225	5,744,100
Indian Oil Corp. Ltd.	1,333,930	2,598,120
Infosys Ltd.	229,408	3,888,721
JSW Steel Ltd.	377,852	3,986,014
LTIMindtree Ltd.(b)	103,778	5,858,503
Maruti Suzuki India Ltd.	55,938	8,323,154
MRF Ltd.	2,218	3,336,275
Nestle India Ltd., NVS	269,010	7,591,821
Page Industries Ltd.	5,050	2,175,255
Petronet LNG Ltd.	982,766	3,507,437
PI Industries Ltd.	88,605	3,762,896
Pidilite Industries Ltd.	178,221	6,346,283
Shree Cement Ltd.	9,321	2,756,669

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Sona Blw Precision Forgings Ltd.(b)	279,236	$2,178,122
Sun Pharmaceutical Industries Ltd.	356,475	6,243,103
Tata Consultancy Services Ltd.	671,631	29,596,713
Tata Elxsi Ltd.	40,007	3,335,276
Tech Mahindra Ltd.	320,010	4,729,231
Titan Co. Ltd.	52,697	2,046,674
Torrent Pharmaceuticals Ltd.	118,594	3,835,365
Trent Ltd.	155,603	8,498,943
Tube Investments of India Ltd.	82,859	3,550,614
UltraTech Cement Ltd.	65,398	7,776,039
Wipro Ltd.	771,741	4,052,973
Wipro Ltd., ADR	616,601	3,175,495
		237,244,589
Indonesia — 0.5%
Adaro Energy Indonesia Tbk PT	11,862,862	2,022,162
Bank Central Asia Tbk PT	28,604,500	16,275,169
Telkom Indonesia Persero Tbk PT	12,927,667	2,305,899
		20,603,230
Ireland — 0.1%
AIB Group PLC	614,563	3,480,859

Israel — 0.5%
Bank Hapoalim BM	369,666	3,400,616
Check Point Software Technologies Ltd.(a)(c)	105,502	15,878,051
		19,278,667
Italy — 0.1%
Infrastrutture Wireless Italiane SpA(b)	392,538	4,303,754

Japan — 10.3%
Brother Industries Ltd.	250,800	4,827,024
Canon Inc.	1,114,000	32,419,760
Central Japan Railway Co.	894,800	19,957,847
Chiba Bank Ltd. (The)	374,600	3,580,221
Chubu Electric Power Co. Inc.	752,600	10,397,750
Dai Nippon Printing Co. Ltd.	74,900	2,326,084
East Japan Railway Co.	985,800	17,095,295
ENEOS Holdings Inc.	1,167,300	6,035,221
FUJIFILM Holdings Corp.	456,500	10,424,523
Fujitsu Ltd.	142,700	2,058,404
Hamamatsu Photonics KK	163,900	4,846,442
Hankyu Hanshin Holdings Inc.	82,500	2,165,143
Inpex Corp.	419,300	6,461,537
Japan Post Bank Co. Ltd.	568,500	5,631,460
KDDI Corp.	942,500	25,970,367
Keisei Electric Railway Co. Ltd.	55,000	1,975,409
Kintetsu Group Holdings Co. Ltd.	225,600	4,796,300
Kirin Holdings Co.Ltd.	150,600	2,079,777
Kyocera Corp.	691,600	7,839,894
McDonald’s Holdings Co. Japan Ltd.(c)	109,700	4,493,570
MEIJI Holdings Co. Ltd.	131,900	2,954,191
Mizuho Financial Group Inc.	425,300	8,711,989
NEC Corp.	286,800	21,348,753
Nintendo Co. Ltd.	316,400	17,205,977
Nippon Telegraph & Telephone Corp.	30,740,100	30,187,021
Nissin Foods Holdings Co. Ltd.	91,500	2,309,515
Nomura Research Institute Ltd.	119,290	3,193,688
NTT Data Group Corp.	388,800	5,978,858
Obic Co. Ltd.	75,600	9,814,712
Ono Pharmaceutical Co. Ltd.	412,500	5,973,359
Oracle Corp./Japan(a)	48,400	3,441,758
Osaka Gas Co. Ltd.	430,900	9,810,768
Otsuka Corp.	266,300	5,056,318
Security	Shares	Value

Japan (continued)
Otsuka Holdings Co. Ltd.	354,700	$14,643,947
Pan Pacific International Holdings Corp.	322,600	8,344,707
Ricoh Co.Ltd.	640,700	5,717,880
SCSK Corp.	199,500	3,781,577
Secom Co. Ltd.	244,400	15,207,764
Seiko Epson Corp.	337,300	5,450,050
SG Holdings Co. Ltd.	208,200	2,100,949
Shimadzu Corp.	123,900	3,204,942
Shizuoka Financial Group Inc., NVS	512,600	5,294,275
SoftBank Corp.	3,333,200	39,965,778
Suntory Beverage & Food Ltd.	166,300	6,108,322
TIS Inc.	248,300	4,541,550
Toho Co. Ltd./Tokyo	131,200	4,151,764
Tokyo Gas Co. Ltd.	162,400	3,640,098
Tokyu Corp.	164,000	1,913,377
West Japan Railway Co.	184,300	3,676,890
Yokogawa Electric Corp.	248,800	6,385,126
		435,497,931
Kuwait — 0.2%
Mobile Telecommunications Co. KSCP	2,207,179	3,250,491
National Bank of Kuwait SAKP	2,297,062	6,420,874
		9,671,365
Malaysia — 0.4%
CELCOMDIGI Bhd	3,169,700	2,566,259
Hong Leong Bank Bhd	810,400	3,319,197
IHH Healthcare Bhd	2,571,700	3,381,946
Malayan Banking Bhd	2,537,000	5,353,502
Petronas Gas Bhd	997,700	3,870,406
		18,491,310
Netherlands — 0.5%
Koninklijke Ahold Delhaize NV	203,903	6,323,648
Koninklijke KPN NV	4,186,214	15,695,392
		22,019,040
New Zealand — 0.1%
Spark New Zealand Ltd.	1,485,320	3,811,884

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	192,625	3,447,988

Philippines — 0.2%
BDO Unibank Inc.	2,099,268	4,663,445
International Container Terminal Services Inc.	358,750	2,094,139
		6,757,584
Qatar — 0.2%
Industries Qatar QSC	730,044	2,316,677
Qatar National Bank QPSC	1,583,263	5,878,629
		8,195,306
Russia — 0.0%
PhosAgro PJSC(a)(d)	41,863	5
PhosAgro PJSC, GDR(d)(e)	2	—
PhosAgro PJSC, New(a)(d)	809	8
Polyus PJSC(a)(d)	53,523	6
		19
Saudi Arabia — 1.2%
Arabian Internet & Communications Services Co.	28,033	1,978,013
Bupa Arabia for Cooperative Insurance Co.	40,194	2,475,488
Co. for Cooperative Insurance (The)	55,021	1,934,506
Elm Co.	28,033	5,985,885
Jarir Marketing Co.	601,430	2,045,175
SABIC Agri-Nutrients Co.	212,262	6,012,587
Saudi Arabian Oil Co.(b)	1,757,779	13,588,983

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Telecom Co.	1,608,839	$15,441,972
		49,462,609
Singapore — 0.9%
DBS Group Holdings Ltd.	252,440	6,731,518
Genting Singapore Ltd.	5,756,800	3,883,007
Singapore Exchange Ltd.	1,001,400	7,098,176
Singapore Technologies Engineering Ltd.	1,494,200	4,634,146
Singapore Telecommunications Ltd.	9,644,800	17,742,085
		40,088,932
Spain — 0.1%
CaixaBank SA	570,144	3,260,203

Switzerland — 2.3%
Banque Cantonale Vaudoise, Registered	35,183	3,712,699
BKW AG	26,386	4,157,963
Nestle SA, Registered	121,711	12,919,148
Novartis AG, Registered	341,453	35,339,684
Roche Holding AG, NVS	72,513	18,513,784
Swiss Re AG	48,565	6,173,220
Swisscom AG, Registered	30,253	16,783,144
		97,599,642
Taiwan — 5.4%
Accton Technology Corp.	138,000	2,160,851
Acer Inc.	3,382,000	5,547,981
Advantech Co. Ltd.	550,959	6,032,146
Asia Cement Corp.	2,845,000	3,651,957
Asustek Computer Inc.	774,000	12,322,356
Catcher Technology Co. Ltd.	740,000	5,141,558
Chang Hwa Commercial Bank Ltd.	6,594,250	3,712,299
Cheng Shin Rubber Industry Co. Ltd.	2,082,000	3,918,761
China Steel Corp.	6,407,000	4,702,437
Chunghwa Telecom Co. Ltd.	4,440,000	17,568,042
Compal Electronics Inc.	4,890,000	5,615,397
E.Sun Financial Holding Co. Ltd.	16,466,621	14,561,667
Far EasTone Telecommunications Co. Ltd.	2,003,000	5,167,072
First Financial Holding Co. Ltd.	12,726,798	10,826,194
Formosa Chemicals & Fibre Corp.	4,108,000	6,722,051
Formosa Petrochemical Corp.	1,335,000	2,784,971
Formosa Plastics Corp.	1,443,000	2,911,835
Hon Hai Precision Industry Co. Ltd.	1,622,000	8,637,954
Hua Nan Financial Holdings Co. Ltd.	10,357,905	8,014,555
Innolux Corp.	4,917,000	2,122,079
Mega Financial Holding Co. Ltd.	5,631,860	6,803,452
Nan Ya Plastics Corp.	4,375,000	7,203,948
Novatek Microelectronics Corp.	114,000	2,086,868
Pegatron Corp.	2,334,000	7,659,634
PharmaEssentia Corp.(a)	116,000	1,493,240
President Chain Store Corp.	523,000	4,363,779
Quanta Computer Inc.	304,000	2,582,901
Realtek Semiconductor Corp.	232,000	3,888,868
SinoPac Financial Holdings Co. Ltd.	10,150,000	7,222,248
Synnex Technology International Corp.	1,461,250	3,809,029
Taishin Financial Holding Co. Ltd.	13,116,593	7,457,431
Taiwan Business Bank	7,203,000	3,765,813
Taiwan Cooperative Financial Holding Co. Ltd.	12,026,766	9,498,215
Taiwan High Speed Rail Corp.	2,502,000	2,319,466
Taiwan Mobile Co. Ltd.	2,165,000	7,065,156
Taiwan Semiconductor Manufacturing Co. Ltd.	528,000	13,520,988
WPG Holdings Ltd.	1,862,760	4,969,290
		227,832,489
Security	Shares	Value

Thailand — 0.4%
Advanced Info Service PCL, NVDR	1,389,600	$7,675,346
Airports of Thailand PCL, NVDR	4,154,900	7,354,922
Bumrungrad Hospital PCL, NVDR	476,400	3,136,363
		18,166,631
Turkey — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,250,859	2,276,706
Turkcell Iletisim Hizmetleri AS	1,012,684	3,130,141
Turkiye Petrol Rafinerileri AS	524,045	2,873,663
Turkiye Sise ve Cam Fabrikalari AS	1,449,326	2,238,205
		10,518,715
United Arab Emirates — 0.3%
Abu Dhabi National Oil Co. for Distribution PJSC	3,705,026	3,271,277
Americana Restaurants International PLC	2,406,630	2,122,890
Emirates Telecommunications Group Co. PJSC	1,500,262	6,576,066
Multiply Group PJSC(a)	4,578,661	2,355,990
		14,326,223
United States — 58.6%
Abbott Laboratories	40,085	4,096,286
AbbVie Inc.	132,179	21,312,542
Accenture PLC, Class A	32,764	9,248,950
Akamai Technologies Inc.(a)	138,150	12,742,956
Albertsons Companies Inc., Class A	112,656	2,325,220
Ameren Corp.	55,479	4,070,494
American Electric Power Co. Inc.	32,943	2,973,106
Amgen Inc.	52,620	16,093,827
Amphenol Corp., Class A	171,051	22,642,021
Aon PLC, Class A	43,135	12,148,541
Arch Capital Group Ltd.(a)	262,095	26,898,810
Arista Networks Inc.(a)	6,739	2,005,863
Arthur J Gallagher & Co.	51,021	12,925,150
Aspen Technology Inc.(a)	19,820	4,175,083
Assurant Inc.	26,794	4,647,955
AT&T Inc.	527,588	9,612,654
AutoZone Inc.(a)	11,180	30,967,929
Becton Dickinson and Co.	44,770	10,385,297
Berkshire Hathaway Inc., Class B(a)	88,985	36,875,384
BioMarin Pharmaceutical Inc.(a)	131,536	9,874,408
Booz Allen Hamilton Holding Corp., Class A	110,544	16,825,902
Bristol-Myers Squibb Co.	191,527	7,869,844
Brown & Brown Inc.	123,179	11,025,752
Campbell Soup Co.	226,324	10,044,259
Cardinal Health Inc.	68,535	6,803,469
Cboe Global Markets Inc.	123,240	21,319,288
Cencora Inc.	196,825	44,594,640
CF Industries Holdings Inc.	134,866	10,752,866
CH Robinson Worldwide Inc.	25,860	2,233,528
Cheniere Energy Inc.	34,033	5,370,067
Chubb Ltd.	140,168	37,960,298
Church & Dwight Co. Inc.	194,524	20,816,013
Cigna Group (The)	33,609	11,582,334
Cisco Systems Inc.	1,240,207	57,669,625
CME Group Inc.	47,746	9,691,483
CMS Energy Corp.	110,821	6,973,966
Coca-Cola Co. (The)	35,991	2,264,914
Cognizant Technology Solutions Corp., Class A	117,939	7,801,665
Colgate-Palmolive Co.	174,412	16,213,339
Conagra Brands Inc.	73,589	2,198,839
Consolidated Edison Inc.	403,565	38,157,071
Corteva Inc.	94,382	5,279,729
Diamondback Energy Inc.	15,098	3,008,427
Domino’s Pizza Inc.	20,093	10,218,898

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Duke Energy Corp.	331,574	$34,341,119
Electronic Arts Inc.	174,599	23,200,715
Elevance Health Inc.	47,491	25,572,954
Eli Lilly & Co.	30,241	24,807,902
Erie Indemnity Co., Class A, NVS	29,673	10,754,385
Everest Group Ltd.	12,340	4,824,076
Exxon Mobil Corp.	36,032	4,225,112
F5 Inc.(a)(c)	68,687	11,606,042
Fair Isaac Corp.(a)	2,432	3,137,110
First Citizens BancShares Inc./NC, Class A	4,877	8,283,243
Fiserv Inc.(a)	103,874	15,556,170
Gartner Inc.(a)	6,282	2,636,367
Gen Digital Inc.	455,208	11,302,815
General Dynamics Corp.	28,819	8,639,072
General Mills Inc.	432,629	29,743,244
Genuine Parts Co.	16,424	2,367,355
Gilead Sciences Inc.	234,684	15,083,141
GoDaddy Inc., Class A(a)	158,098	22,075,224
Henry Schein Inc.(a)	37,567	2,604,896
Hershey Co. (The)	112,187	22,193,954
HF Sinclair Corp.	63,042	3,481,810
Hologic Inc.(a)	28,653	2,114,018
Hormel Foods Corp.	351,842	10,900,065
Humana Inc.	50,782	18,186,050
Incyte Corp.(a)	222,914	12,882,200
International Business Machines Corp.	159,243	26,569,695
J M Smucker Co. (The)	110,643	12,352,184
Jack Henry & Associates Inc.	51,776	8,526,472
Johnson & Johnson	314,383	46,110,555
Juniper Networks Inc.	378,886	13,514,864
Kellanova	319,347	19,269,398
Keurig Dr Pepper Inc.	486,374	16,658,309
Keysight Technologies Inc.(a)	120,784	16,726,168
Kimberly-Clark Corp.	104,491	13,928,650
Knight-Swift Transportation Holdings Inc.	45,966	2,217,859
Kraft Heinz Co. (The)	467,771	16,545,060
Kroger Co. (The)	645,032	33,780,326
Liberty Media Corp.-Liberty Formula One, NVS(a)	118,331	8,773,060
Lockheed Martin Corp.	19,666	9,249,706
Loews Corp.	220,606	16,942,541
Marathon Petroleum Corp.	43,096	7,611,185
Markel Group Inc.(a)	11,609	19,057,218
Marsh & McLennan Companies Inc.	181,476	37,670,788
Mastercard Inc., Class A	16,384	7,324,795
McDonald’s Corp.	155,926	40,367,682
McKesson Corp.	105,822	60,275,153
Merck & Co. Inc.	490,070	61,523,388
Microsoft Corp.	81,124	33,677,006
Molina Healthcare Inc.(a)	18,029	5,671,563
Mondelez International Inc., Class A	170,054	11,653,801
Monster Beverage Corp.(a)	101,854	5,288,260
Motorola Solutions Inc.	173,315	63,244,377
Neurocrine Biosciences Inc.(a)	116,227	15,738,298
Newmont Corp.	102,024	4,278,887
Northrop Grumman Corp.	69,652	31,397,032
Oracle Corp.	132,602	15,539,628
O’Reilly Automotive Inc.(a)	22,977	22,132,825
PepsiCo Inc.	298,374	51,588,865
PG&E Corp.	223,795	4,149,159
Procter & Gamble Co. (The)	223,516	36,777,323
Progressive Corp. (The)	149,397	31,549,658
Security	Shares	Value

United States (continued)
PTC Inc.(a)	51,548	$9,084,820
Quest Diagnostics Inc.	43,845	6,224,675
Regeneron Pharmaceuticals Inc.(a)	35,631	34,924,081
Republic Services Inc., Class A	257,529	47,691,795
Rollins Inc.	192,168	8,780,156
Roper Technologies Inc.	109,418	58,293,534
Southern Co. (The)	421,566	33,784,299
Targa Resources Corp.	18,072	2,136,653
Teledyne Technologies Inc.(a)	10,366	4,114,784
Texas Pacific Land Corp.	3,455	2,122,441
TJX Companies Inc. (The)	139,710	14,404,101
T-Mobile U.S. Inc.	389,886	68,214,455
Travelers Companies Inc. (The)	56,164	12,114,575
Tyson Foods Inc., Class A	223,941	12,820,622
Ulta Beauty Inc.(a)	19,418	7,671,858
United Therapeutics Corp.(a)	47,451	13,055,194
UnitedHealth Group Inc.	63,398	31,405,467
VeriSign Inc.(a)	87,113	15,185,538
Verizon Communications Inc.	841,600	34,631,840
Vertex Pharmaceuticals Inc.(a)	106,270	48,388,982
Visa Inc., Class A(c)	87,597	23,866,679
W R Berkley Corp.	207,148	16,785,202
Walmart Inc.	983,601	64,681,602
Waste Connections Inc.	97,130	15,960,402
Waste Management Inc.	307,597	64,819,916
WEC Energy Group Inc.	320,345	25,957,555
Willis Towers Watson PLC	14,493	3,699,918
Workday Inc., Class A(a)	17,218	3,640,746
Xcel Energy Inc.	74,356	4,123,040
Yum! Brands Inc.	78,932	10,847,625
		2,480,332,024

Total Long-Term Investments — 99.6%
(Cost: $3,628,797,153)		4,218,564,268

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(f)(g)(h)	41,085,968	41,098,294

Total Short-Term Securities — 1.0%
(Cost: $41,095,867)		41,098,294

Total Investments — 100.6%
(Cost: $3,669,893,020)		4,259,662,562

Liabilities in Excess of Other Assets — (0.6)%		(27,003,575)

Net Assets — 100.0%		$4,232,658,987

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$51,597,548	$—	$(10,492,834	)(a)	$1,765	$(8,185)	$41,098,294	41,085,968	$74,007	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	7,270,000	—	(7,270,000	)(a)	—	—	—	—	330,764		—
					$1,765	$(8,185)	$41,098,294		$404,771		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	20	06/21/24	$2,370	$(4,032)
MSCI Emerging Markets Index	23	06/21/24	1,215	(37,923)
S&P 500 E-Mini Index	17	06/21/24	4,501	(9,339)
2-Year U.S. Treasury Note	6	09/30/24	1,223	1,070
				$(50,224)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,608,516,732	$1,610,047,517	$19	$4,218,564,268
Short-Term Securities
Money Market Funds	41,098,294	—	—	41,098,294
	$2,649,615,026	$1,610,047,517	$19	$4,259,662,562
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,070	$—	$—	$1,070
Liabilities
Equity Contracts	(51,294)	—	—	(51,294)
	$(50,224)	$—	$—	$(50,224)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
S&P	Standard & Poor’s